Consolidated Statements of Operations - USD ($) $ in Millions	2 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Oct. 24, 2014	Dec. 31, 2016		Dec. 31, 2015
Net sales	$ 465 [1]	$ 594	$ 567	$ 1,732	$ 1,689	$ 2,011 [1]	$ 2,233	[1]	$ 2,289	[1]
Cost of Goods Sold	402	473	457	1,378	1,371		1,845		1,894
Gross Profit	63	121	110	354	318		388		395
Costs and expenses:
Selling, general and administrative expenses	80	83	79	252	238		347		285
Depreciation, Amortization and Accretion, Net	0						0		0
Depreciation and amortization expenses	22					147	185		153
Research and development expenses	13	17	17	48	50	63	64		65
Restructuring and other costs - including management fees	5	6	2	6	11	20	42		32
Restructuring Charges		6	4	36	13		4		15
Operating (loss) income	(34)	17	10	46	9		(84)		11
Other income (expense):
Interest expense, net	15	21	19	60	57	(162)	(76)		79
Other income, net	8						(7)		3
Gains (Losses) on Extinguishment of Debt	0	0	0	0	(9)	0	(9)		(7)
Reorganization Items	3	0	0	0	1	(1,972)	2		8
(Loss) income before income taxes and losses from unconsolidated entities	(60)						(146)		(72)
Income taxes (note 8)	0	(6)	(8)	(11)	(4)	(36)	(18)		(13)
Loss before earnings from unconsolidated entities	(60)						(164)		(85)
Earnings from unconsolidated entities	0	(1)	0	(1)	1		1		2
Net Income (Loss) Attributable to Parent	$ (60)	$ (8)	$ (17)	$ (19)	$ (45)	$ 1,685	$ (163)		$ (83)
Earnings Per Share, Basic	$ (1)	$ (0.17)	$ (0.35)	$ (0.39)	$ (0.94)	$ 16,850,000	$ (3.39)		$ (1.73)
Earnings Per Share, Diluted	$ (1)	$ (0.17)	$ (0.35)	$ (0.39)	$ (0.94)	$ 16,850,000	$ (3.39)		$ (1.73)
Weighted Average Number of Shares Outstanding, Basic	47,989,000	48,121,634	48,058,114	48,109,535	48,047,340		48,050,048		48,015,685
Weighted Average Number of Shares Outstanding, Diluted	47,989,000	48,121,634	48,058,114	48,109,535	48,047,340		48,050,048		48,015,685
Interest Expense	$ 15						$ 76		$ 79
Other Operating Income (Expense), Net	$ (1)	$ (2)	$ 2	$ 2	$ 10		$ 19		$ 2
Other Nonoperating Income (Expense)		(3)	0	(7)	2
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest		(1)	(9)	(7)	(42)
Loss before earnings losses from unconsolidated entities		$ 7	$ 17	$ 18	$ 46
Predecessor [Member]
Net sales						$ 2,011
Costs and expenses:
Cost of sales, excluding depreciation						1,439
Selling, general and administrative expenses						434
Depreciation, Amortization and Accretion, Net						147
Research and development expenses						63
Restructuring and other costs - including management fees						20
Operating (loss) income						(92)
Other income (expense):
Other income, net						0
Gains (Losses) on Extinguishment of Debt						0
Reorganization Items						(1,972)
(Loss) income before income taxes and losses from unconsolidated entities						1,718
Income taxes (note 8)						(36)
Loss before earnings from unconsolidated entities						1,682
Earnings from unconsolidated entities						3
Net Income (Loss) Attributable to Parent						$ 1,685
Earnings Per Share, Basic						$ 16,850,000.00
Earnings Per Share, Diluted						$ 16,850,000.00
Weighted Average Number of Shares Outstanding, Basic						100
Weighted Average Number of Shares Outstanding, Diluted						100
Interest Expense						$ 162
Other Operating Income (Expense), Net						$ 0

[1]	sales are not significant and, as such, are eliminated within the selling segment.